EQUITY (Details 5) - Dec. 31, 2014 - shares	Total
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	462,116
Exercise Price $3.50 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	7,074
Weighted Average Remaining Contractual Life (in years)	3 years 7 months 24 days
Exercise Price $20.00 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	37,500
Weighted Average Remaining Contractual Life (in years)	5 years
Exercise Price $21.88 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	17,145
Weighted Average Remaining Contractual Life (in years)	3 years 10 months 20 days
Exercise Price $55.00 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	57,144
Weighted Average Remaining Contractual Life (in years)	1 year 1 month 17 days
Exercise Price $68.70 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	326,680
Weighted Average Remaining Contractual Life (in years)	3 years 7 months 28 days
Exercise Price $78.70 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	1,429
Weighted Average Remaining Contractual Life (in years)	3 months 11 days
Exercise Price $8.75 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	14,286
Weighted Average Remaining Contractual Life (in years)	3 years 14 days
Exercise Price $350.00 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Number Outstanding (in shares)	858
Weighted Average Remaining Contractual Life (in years)	2 years 2 months 12 days